Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of goodwill

Balance, December 31, 2018	$2,443,930
Impairment loss	(2,443,930)
Balance, December 31, 2019	$—